BLACKROCK FUNDS III

BlackRock ACWI ex-US Index Fund

BlackRock Russell 1000® Index Fund

(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED FEBRUARY 4, 2014 TO THE

PROSPECTUS DATED APRIL 30, 2013

Effective immediately, the Funds’ prospectus is hereby amended as follows:

In the “Fund Overview” section for BlackRock ACWI ex-US Index Fund (the “ACWI ex-US Index Fund”), the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Christopher Bliss, CFA, CPA	2011	Managing Director of BlackRock, Inc.
Greg Savage, CFA	2012	Managing Director of BlackRock, Inc.
Alan Mason	2014	Managing Director of BlackRock, Inc.

In the “Fund Overview” section for BlackRock Russell 1000® Index Fund (the “Russell 1000 Index Fund”), the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Master Portfolio Since	Title
Christopher Bliss, CFA, CPA	2011	Managing Director of BlackRock, Inc.
Greg Savage, CFA	2012	Managing Director of BlackRock, Inc.
Alan Mason	2014	Managing Director of BlackRock, Inc.

The section in the prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of the Fund/Master Portfolio” with respect to ACWI ex-US Index Fund is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND/MASTER PORTFOLIO

The Master Portfolio is managed by a team of financial professionals. Christopher Bliss, CFA, CPA, Greg Savage, CFA, and Alan Mason are the portfolio managers of the Master Portfolio and are jointly and primarily responsible for the day-to-day management of the Master Portfolio. Please see “Management of the Funds — Portfolio Managers” for additional information about the portfolio management team.

The section in the prospectus captioned “Details About the Funds — How Each Fund Invests — About the Portfolio Management Team of the Fund/Master Portfolio” with respect to Russell 1000 Index Fund is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF THE FUND/MASTER PORTFOLIO

The Master Portfolio is managed by a team of financial professionals. Christopher Bliss, CFA, CPA, Greg Savage, CFA, and Alan Mason are the portfolio managers of the Master Portfolio and are jointly and primarily responsible for the day-to-day management of the Master Portfolio. Please see “Management of the Funds — Portfolio Managers” for additional information about the portfolio management team.

In addition, the section in the prospectus captioned “Management of the Funds — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Information regarding the portfolio managers of each Master Portfolio is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in the SAI.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Christopher Bliss, CFA, CPA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2011	Managing Director of BlackRock, Inc. since 2010; Principal of Barclays Global Investors (“BGI”) from 2005 to 2009.
Greg Savage, CFA	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2012	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. in 2009; Principal of BGI from 2007 to 2009; Associate of BGI from 1999 to 2007.
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Master Portfolio, including setting the Master Portfolio’s overall investment strategy and overseeing the management of the Master Portfolio.	2014	Managing Director of BlackRock, Inc. since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2008.

Shareholders should retain this Supplement for future reference.

PR-ACWIR1000-0114SUP